Filed pursuant to Rule 497(k)
File Nos. 333-17391; 811-07959
Scharf Global Opportunity Fund
Institutional Class (formerly, Retail Class) – WRLDX
a series of Advisors Series Trust (the “Trust”)

Supplement dated May 8, 2025 to the Summary Prospectus dated January 28, 2025
This Supplement supersedes the supplement to the Summary Prospectus dated March 26, 2025.

Mailing Address Change
Effective June 2, 2025, the mailing address for the Scharf Global Opportunity Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:	Overnight Delivery:
Scharf Funds [Name of Fund] c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Scharf Funds [Name of Fund] c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
Reorganization into ETFs
At a meeting held on March 20-21, 2025, the Board of Trustees of the Trust (the “Board”) approved, subject to shareholder approval, a proposed reorganization of the Scharf Global Opportunity Fund (the “Target Fund”) with and into a newly-created exchange-traded fund (the “Acquiring Fund”) (the “Reorganization”):

Target Fund (a series of the Trust)	Acquiring Fund (a series of the Trust)
Scharf Global Opportunity Fund	Scharf Global Opportunity ETF
In order to accomplish the Reorganization, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization for the Target Fund (the “Agreement”). Pursuant to the Agreement, the Target Fund will transfer its assets to the Acquiring Fund, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities. As a result of the Reorganization, the Target Fund, which is currently operated as a mutual fund, will be converted into an ETF.
If the Agreement is approved by the Target Fund’s shareholders and subject to certain closing conditions set forth in the Agreement, upon completion of a Reorganization, shareholders of the Fund (who hold their Target Fund shares through an account that may hold ETF shares (“Qualifying Account”)) will receive shares of an Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Target Fund (and cash in lieu of fractional shares, if any) held immediately prior to a Reorganization. As a result, shareholders of the Target Fund will become shareholders of the Acquiring Fund following the Reorganization and will no longer be shareholders of a Target Fund. The Target Fund will then be dissolved.
The proposed Reorganization is expected to be a tax-free transaction for federal income tax purposes. Although the distribution to shareholders of cash in lieu of fractional shares is expected to be a small amount, it will likely be a taxable event for shareholders who hold their shares in a taxable account. Shareholders are encouraged to consult their tax advisors to determine the effect of such a small redemption.
Following the Reorganization, Scharf Investments, LLC (“Scharf”), the Target Fund’s investment adviser, will continue to serve as the Acquiring Fund’s investment adviser and make the day-to-day investment portfolio decisions for the Acquiring Fund. In addition, Tidal Investments LLC will serve as the investment sub-adviser to the Acquiring Fund.
Portfolio Managers — Target Fund and Acquiring Fund Comparison
Brian A. Krawez, CFA, and Gabe Houston, each of Scharf and portfolio managers of the Target Fund, will continue to serve as the portfolio managers of the Acquiring Fund. Mr. Charles A. Ragauss, CFA, Portfolio Manager at Tidal, will also serve as a portfolio manager of the Acquiring Fund. The Acquiring Fund will carry on the business of the Target Fund and assume its performance and financial records.
The Reorganization is anticipated to close after the end of trading on August 22, 2025. The Acquiring Fund has not commenced investment operations.

Filed pursuant to Rule 497(k)
File Nos. 333-17391; 811-07959
More Information about the Reorganization
The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Target Fund, with the following exceptions:
•The Acquiring Fund will be classified as a non-diversified fund whereas the Target Fund is classified as a diversified fund. The risk of operating as a non-diversified fund is that such Acquiring Fund could have more concentrated ownership of certain issuers than if it was a diversified fund. Concentrated ownership of issuers may make an Acquiring Fund more susceptible to economic, business, political or other factors affecting those issuers in which it invests. Accordingly, a non-diversified fund may involve more risk than a diversified fund. However, Scharf intends to manage the Acquiring Fund in a substantially similar manner as the Target Fund.
There are some differences between a traditional mutual fund and an ETF. Shares of an ETF are not issued in fractional shares and as a result, some shareholders who hold fractional shares of a Target Fund may have such fractional shares redeemed at net asset value immediately prior to a Reorganization resulting in a small cash payment, which will be taxable. After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on a stock exchange. Should you decide to purchase or sell shares in the Acquiring Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares will trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the portfolio’s net asset value. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees (NTF) on many platforms.
The Reorganization has been proposed because Scharf believes that it is in the best interests of the Target Fund and its shareholders if the Target Fund is merged with the corresponding Acquiring Fund because (1) the Acquiring Fund has an identical investment objective and substantially the same investment strategies and policies as the Target Fund, except as noted above; (2) operating the investment strategy in the ETF model will be less expensive than continuing to operate in a mutual fund model; (3) shareholders will be able to purchase or sell shares of an Acquiring Fund throughout the trading day at the then prevailing market price; and (4) the Acquiring Fund is expected to have a lower total expense ratio than the Target Fund and will provide certain tax efficiencies.
The Board has determined that the Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of the Target Fund’s shareholders will not be diluted because of a Reorganization. Accordingly, the Board has recommended that shareholders approve the Agreement. In the coming weeks, the Target Fund will circulate a proxy statement/prospectus which will contain pertinent details regarding the upcoming Reorganization, including the Board’s reasons for approving the Reorganization.
Importantly, in order to receive shares of an Acquiring Fund as part of the Reorganization, Target Fund shareholders must hold their shares of the Target Fund through a brokerage account that can hold shares of an ETF (an Acquiring Fund). If Target Fund shareholders do not hold their Target Fund shares through the type of brokerage account than can accept shares of an ETF, they will not receive shares of the Acquiring Fund as part of the Reorganization.
For Target Fund shareholders that do not currently hold their shares of the Target Fund through a brokerage account that can hold shares of the Acquiring Fund, please see the Q&A that follows for additional actions that such Target Fund shareholders must take to receive shares of the Acquiring Fund as part of the Reorganization. No further action is required for Target Fund shareholders that hold shares of a Target Fund through a brokerage account that can hold shares of an Acquiring Fund.
The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, (the “Code”) and generally is not expected to result in recognition of gain or loss by the Target Fund or its shareholders. However, immediately prior to the Reorganization, Target Fund shareholders will receive cash payment for any fractional Target Fund Shares that they hold. Such shareholders will be required to recognize taxable gain or loss, if any, upon the receipt of cash for such fractional shares, if such shares are held in a taxable account.
Shares of the Acquiring Fund are not issued in fractional shares. As a result, the Target Fund will redeem any fractional shares held by shareholders at NAV immediately prior to the Reorganization. Such redemption will result in a cash payment, which is expected to be small and result in taxable gain or loss for shareholders who hold such fractional shares in a taxable account. Shareholders should consult their tax advisors to determine the effect of such redemption.

Filed pursuant to Rule 497(k)
File Nos. 333-17391; 811-07959
Shareholders of record as of May 22, 2025 of the Target Fund will receive a Proxy Statement/Prospectus which will contain additional information about the Reorganization, including but not limited to: similarities and differences between the Acquiring Fund and the Target Fund, fees and expenses, the structure and operations of ETFs, terms and conditions of the Agreement, the Board’s consideration in approving the Agreement, the tax-free treatment of the Reorganization, the shareholder meeting, voting instructions and a proxy.
Effective March 26, 2025, the Target Fund is no longer able to open shareholder accounts directly through the Target Fund’s Transfer Agent. Shareholders must open accounts through their financial intermediary. After the Reorganization, shares of the Acquiring Fund may only be purchased and sold in a brokerage account through a broker who will execute your trade on an exchange at prevailing market prices.
The following changes will take effect on upcoming dates as described below.
In anticipation of the Reorganization, the final date to exchange shares your Target Fund shares for shares of the Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”) will be on August 18, 2025, and the final date to purchase Target Fund shares will be on August 18, 2025. The final date to redeem your Target Fund shares will be on August 18, 2025.
IMPORTANT NOTICE ABOUT YOUR FUND ACCOUNT
QUESTIONS AND ANSWERS
The following is a brief Q&A that provides information to help you determine if you need to take action with respect to your Target Fund shareholder account prior to the Reorganization in order to receive shares of an Acquiring Fund.
Q. What types of shareholder accounts can receive shares of Acquiring Fund as part of the Reorganization?
A.If you hold your shares of a Target Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will not need to take any action with respect to your account to receive ETF shares of the Acquiring Fund.
Q. What types of shareholder accounts cannot receive shares of the Acquiring Fund as part of the Reorganization?
A.The following account types cannot hold shares of ETFs:
Direct Accounts – If you hold your shares of the Target Fund in an account directly with the Target Fund at its transfer agent, (a “direct account”), you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the Acquiring Fund prior to the Reorganization. If such a change is not made prior to August 19, 2025, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on August 21, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares.
Non-Accommodating Brokerage Accounts – If you hold your shares of a Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before August 19, 2025, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on August 21, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares.
Non-Accommodating Retirement Accounts – If you hold your shares of the Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to August 19, 2025 or, if applicable, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Reorganization. If either such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on August 21, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares. Your share redemption will be an age-based distribution with federal withholding on the liquidation date. Please also note that state withholding may also apply. Checks will be mailed to your address of record. You may have a limited time, typically 60 days, to reinvest the proceeds to avoid tax consequences. Call 866-5SCHARF for more information.

Filed pursuant to Rule 497(k)
File Nos. 333-17391; 811-07959
Direct IRA – If you hold your shares of the Target Fund through a direct IRA and do not take action to transfer your investment in the Target Fund to a brokerage account that can accept shares of the Acquiring Fund prior to August 19, 2025, your investment will be liquidated on August 21, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares. Your share redemption will be an age-based distribution with federal withholding on the liquidation date. Please also note that state withholding may also apply. Checks will be mailed to your address of record. You may have a limited time, typically 60 days, to reinvest the proceeds to avoid tax consequences. Call 866-5SCHARF for more information.
In some cases, the liquidation of a shareholder’s investment and return of cash, or the transfer of a shareholder’s investment, may be subject to fees and expenses and may also be subject to U.S. federal income taxation. It may take some time for a shareholder to receive the cash. Shareholders should consult with their financial intermediary or tax and financial advisors for more information on the impact the Reorganization will have on their investments.
If you are unsure about the ability of your account to accept ETF shares, contact your financial advisor or other financial intermediary.
Q. How do I transfer my Target Fund shares from a direct account to a brokerage account that will accept Acquiring Fund shares?
A.Transferring your shares from the Transfer Agent to a brokerage account should be a simple and seamless process, and it should not cost you anything. If you have a brokerage account or a relationship with a brokerage firm, please talk to your advisor/broker and inform them that you would like to transfer a mutual fund position that you hold directly with the fund into your brokerage account. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.
We suggest you provide your broker with a copy of your Fund statement. Your broker will require your Fund account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign this form, your broker will submit the form to the Transfer Agent directly and the shares will be transferred into your brokerage account.
The sooner you initiate the transfer, the better. If you have any questions about this process or need assistance, call us at 866-5SCHARF.
This step is only required by shareholders that hold their shares directly with the Target Fund. If you already hold your shares in a brokerage account that allows you to hold shares of ETFs, you can ignore this section.
Q. How do I transfer my Target Fund shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund shares?
A.If you hold your shares of a Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares.
Q. What will happen if I do not have a brokerage account that can accept Acquiring Fund shares at the time of Reorganization?
A.In order to receive shares of the Acquiring Fund as part of the Reorganization, you must hold your Target Fund shares through a brokerage account that can accept shares of an ETF (an Acquiring Fund) as follows:
•Non-Accommodating Brokerage Accounts. If you hold your shares of a Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before August 19, 2025, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on August 21, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares.
•Non-Accommodating Retirement Accounts. If you hold your shares of the Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to August 19, 2025 or, if applicable, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Reorganization. If either such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on August 21, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares. Your share redemption will be an age-based distribution with federal withholding on the

Filed pursuant to Rule 497(k)
File Nos. 333-17391; 811-07959
liquidation date. Please also note that state withholding may also apply. Checks will be mailed to your address of record. You may have a limited time, typically 60 days, to reinvest the proceeds to avoid tax consequences. Call 866-5SCHARF for more information.
•Direct Accounts. If you hold your shares of the Target Fund in an account directly with the Target Fund at its transfer agent, (a “direct account”), you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the Acquiring Fund prior to the Reorganization. If such a change is not made prior to August 19, 2025, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on August 21, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares..
•Direct IRA. If you hold your shares of the Target Fund through a direct IRA and do not take action to transfer your investment in the Target Fund to a brokerage account that can accept shares of the Acquiring Fund prior to August 19, 2025, your investment will be liquidated on August 21, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares. Your share redemption will be an age-based distribution with federal withholding on the liquidation date. Please also note that state withholding may also apply. Checks will be mailed to your address of record. You may have a limited time, typically 60 days, to reinvest the proceeds to avoid tax consequences. Call 866-5SCHARF for more information..
In some cases, the liquidation of your investment and return of cash may be subject to fees and expenses and it may take time for you to receive your cash. Additionally, the redemption of Target Fund shares or is expected to be a taxable transaction to shareholders in non-tax qualified accounts. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.
Shares of the Acquiring Fund are not issued in fractional shares. As a result, shareholders who hold fractional shares of a Target Fund will have such fractional shares redeemed at NAV prior to the Reorganization, resulting in a small cash payment, which will be taxable if held in a taxable account.
Should you decide to purchase or sell shares of the Acquiring Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees on many platforms.
Q. What if I do not want to own shares of the Acquiring Fund?
A.If you do not want to receive shares of the Acquiring Fund in connection with the Reorganization, you can exchange your Target Fund shares for shares of the Multi-Asset Fund or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Each of the exchange of your Target Fund shares for shares of the Multi-Asset Fund or the redemption of your Target Fund shares will be a taxable transaction to shareholders in non-tax qualified accounts. The last date to exchange your shares into the Multi-Asset Fund prior to the Reorganization is August 18, 2025. The last date to redeem your shares prior to the Reorganization is August 18, 2025. This date may change if the closing date of a Reorganization changes. Any changes to the closing date of a Reorganization will be communicated to shareholders.
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In connection with the Reorganization discussed herein, a combined prospectus/proxy statement included in a registration statement on Form N-14 has been filed with the Securities and Exchange Commission (the “SEC”). The registration statement may be amended or withdrawn and the prospectus/proxy statement will not be distributed to shareholders of the Target Fund unless and until the registration statement is declared effective by the SEC. Investors are urged to read the materials and any other relevant documents when they become available because they will contain important information about the Reorganization. Free copies of the materials will be available on the SEC’s website at www.sec.gov. A paper copy of these materials can be obtained at no charge by calling 866-5SCHARF.
This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933.
Shareholders should retain this Supplement for future reference.